REVERSE RECAPITALIZATION	12 Months Ended
Dec. 31, 2024
REVERSE RECAPITALIZATION
REVERSE RECAPITALIZATION

NOTE 5: REVERSE RECAPITALIZATION

On July 12, 2024, Legacy ConnectM and MCAC consummated the merger contemplated by the Merger Agreement with Legacy ConnectM surviving the merger as a wholly-owned subsidiary of MCAC.

Upon the closing of the Business Combination, MCAC’s certificate of incorporation was amended and restated to, among other things, set the total number of authorized shares of capital to 110,000,000 shares, of which 100,000,000 were designated as common stock, $0.0001 par value per share, and of which 10,000,000 shares were designated as preferred stock, $0.0001 par value per share.

Immediately prior to the closing of the Business Combination,

●	each outstanding share of Legacy ConnectM preferred stock was converted into Legacy ConnectM common stock based on a one-to-one ratio. The Business Combination is accounted for with a retrospective application of the Business Combination that resulted in 2,427,791 shares of preferred stock converting into the same number of shares of Legacy ConnectM common stock
●	convertible note payable totaling $2,250,000 were converted into shares of Legacy ConnectM common stock at $7.00 per share, resulting in the issuance of 321,428 shares of Legacy ConnectM common stock.

Upon consummation of the Business Combination, each share of Legacy ConnectM stock issued and outstanding was cancelled and converted into the right to receive 3.3214 shares of the Company’s common stock.

Outstanding stock options, whether vested or unvested, to purchase shares of Legacy ConnectM common stock granted under the 2019 Equity Incentive Plan (the “2019 Plan”) (“Legacy Options”) converted into stock options for shares of the Company’s common stock upon the same terms and conditions that were in effect with respect to the Legacy Options immediately prior to the Business Combination, after giving effect to the Exchange Ratio (see Note 13). Legacy Options are granted under the Company’s 2023 Equity Incentive Plan (the “2023 Plan”) (see Note 13), and as such are excluded from the Share Consideration.

Outstanding warrants to purchase shares of Legacy ConnectM common stock (“Legacy Warrants”) converted into warrants for shares of the Company’s common stock upon the same terms and conditions that were in effect with respect to the Legacy Warrants immediately prior to the Business Combination after giving effect to the Exchange Ratio (see Note 12).

Outstanding warrants to purchase shares of MCAC Class A common stock will remain outstanding at the Merger Closing Date. The warrants will become exercisable 30 days after the completion of the Business Combination and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation (see Note 12).

In connection with the Business Combination,

●	certain MCAC shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 3,665,639 shares of MCAC Class A common stock for gross redemption payments of $41,652,720.
●	certain MCAC shareholders who held rights issued at MCAC’s IPO automatically received 920,000 shares of MCAC Class A common stock, which was one-tenth of one share of MCAC common stock.
●	an investor purchased 3,248,466 shares of MCAC Class A common stock on the Merger Closing Date in the open market from certain MCAC shareholders from those who elected to redeem shares of MCAC pursuant to the terms of a forward purchase agreement entered into effective December 31, 2022 (see Note 14).

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, MCAC was treated as the acquired company for financial reporting purposes (see Note 1). Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of the Company issuing shares for the net assets of MCAC, accompanied by a recapitalization. The net assets of MCAC were stated at fair value with no goodwill or other intangible assets recorded.

Prior to the Business Combination Legacy ConnectM and MCAC filed separate standalone federal, state and local income tax returns. As a result of the Business Combination Legacy ConnectM will file a consolidated income tax return. Although, for legal purposes, MCAC acquired Legacy ConnectM, and the transaction represents a reverse acquisition for federal income tax purposes. MCAC will be the parent of the consolidated group with Legacy ConnectM a subsidiary, but in the year of the closing of the Business

Combination, Legacy ConnectM will file a full year tax return with MCAC joining in the return the day after the Merger Closing Date.

As a result of the Business Combination, there was a negative equity recapitalization into additional paid in capital of $2,704,909. In addition, the Company incurred offering costs of $3,968,063, which were also treated as a reduction of additional paid in capital.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of changes in stockholders’ deficit for the year ended December 31, 2024:

Cash - MCAC’s trust and cash (net of redemption)	$38,441,920
Less: transaction costs and advisory fees paid	(2,670,961)
Net Business Combination financing	$35,770,959

The number of shares of the Company’s common stock issued immediately following the consummation of the Business Combination were:

Common stock, outstanding prior to Business Combination	$3,898,781
Less: redemption of MCAC shares	(3,665,639)
Common stock of MCAC	233,142
MCAC founder shares	2,300,000
Rights issued to MCAC shareholders	920,000
Shares outstanding in connection with forward purchase agreement	3,248,466
Business Combination and forward purchase agreement financing shares	6,701,608
Legacy ConnectM shares	14,422,449
Total shares of common stock immediately after Business Combination	21,124,057
Issuance of shares of common stock after Business Combination	7,969,232
Total shares of common stock at December 31, 2024	$29,093,289

The number of Legacy ConnectM shares was determined as follows:

	Legacy ConnectM shares	Legacy ConnectM shares, effected for Exchange Ratio
Recapitalization applied to common stock outstanding at December 31, 2022	1,588,141	5,274,587
Issuance of Old ConnectM shares prior to closing of Business Combination	5,000	16,607
Conversion of convertible notes payable to common stock prior to Business Combination	321,428	1,067,592
Recapitalization applied to Series Seed preferred stock outstanding at December 31, 2022	644,030	2,139,081
Recapitalization applied to Series Seed-1 preferred stock outstanding at December 31, 2022	91,120	302,645
Recapitalization applied to Series A-1 preferred stock outstanding at December 31, 2022	743,068	2,468,026
Recapitalization applied to Series B-1 preferred stock outstanding at December 31, 2022	649,843	2,158,388
Recapitalization applied to Series B-2 preferred stock outstanding at December 31, 2022	299,730	995,523
		14,422,449

Shares of common stock reserved for issuance for the exercise of the Legacy Options and Legacy Warrants totaled 473,929 and 77,494, respectively, after giving effect for the Exchange Ratio.